Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

Note 5 – PROPERTY, PLANT AND EQUIPMENT, NET

As of December 31, 2017 and 2016, property, plant and equipment consisted of the following:

	December 31,	December 31,
	2017	2016
Machinery equipment	$3,357,637	$3,095,665
Electronic equipment	70,421	65,412
Office equipment	229,978	201,533
Vehicles	79,385	102,024
Buildings	964,504	903,761
Leasehold Improvement	262,648	-
Total property, plant and equipment	4,964,573	4,368,395
Less: accumulated depreciation	(1,444,200)	(1,061,660)
Property, plant and equipment, net	$3,520,373	$3,306,735

Depreciation expense for the years ended December 31, 2017, 2016 and 2015 was $349,887, $252,957 and $263,177, respectively.

As of December 31, 2017 and 2016, a building with net book values of $555,070, and $533,935, respectively, was pledged as collateral under certain loan arrangements (see Note 7).